Inventories (Tables)	6 Months Ended
Jun. 30, 2026
Inventories [Abstract]
Schedule of Inventories	Composition:
	June 30, 2026	December 31, 2025
	Unaudited	Audited
Raw materials	$28	$199
Inventory in progress	2,007	1,737
Finished goods	5,691	4,605

	$7,726	$6,541